Share Capital And Equity Compensation	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Capital And Equity Compensation

13.	SHARE CAPITAL AND EQUITY COMPENSATION
Share Capital
On January 22, 2021, Lithium Americas closed an underwritten public offering of 18,182 shares, including 2,273 shares following the exercise in full by the underwriters of their over-allotment option. The shares were issued at a price of $22.00 each for gross proceeds to the Company of approximately $400,000. Share issuance costs were $22,609.
Equity Incentive Plan
The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time, at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are: (1) granted incentive stock options exercisable to purchase common shares (“stock options”); (2) awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that, subject to a recipient’s deferral right in accordance with the Income Tax Act (Canada), convert automatically into common shares upon vesting; and (3) for independent directors, awarded deferred share units (“DSUs”) which the directors are entitled to redeem for common shares upon retirement or termination from the Board. During the year ended December 31, 2020, the Company amended the Plan from a “rolling 10% plan” to a “fixed plan” pursuant to which the aggregate number of common shares to be issued shall not exceed 16% of the Company’s issued and outstanding common shares as of April 1, 2020 of 14,401 shares.

Restricted Share Units
During the year ended December 31, 2021, the Company granted 256 (2020 – 810) RSUs to its employees and consultants. The total estimated fair value of the RSUs was $3,547 (2020 - $2,247) based on the market value of the Company’s shares on the grant date. As at December 31, 2021, there was $1,140 (2020 - $667) of total unamortized compensation cost relating to unvested RSUs. During the year ended December 31, 2021, stock-based
compensation expense related to RSUs of $2,821 was charged to expenses (2020 - $4,669) out of which $1,374 (2020 – 1,658) was included in payables pending issuance of the RSUs, and $1,658 was recorded against accrued liabilities.
A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000’s)

Balance, RSUs outstanding as at December 31, 2019	2,388

Converted into shares	(886)

Granted	810

Forfeited	(22)

Balance, RSUs outstanding as at December 31, 2020	2,290

Converted into shares	(191)

Granted	256

Balance, RSUs outstanding as at December 31, 2021	2,355
Deferred Share Units
During the year ended December 31, 2021, the Company granted 24 DSUs (2020 – 121) as compensation to independent directors with a total estimated fair value of $377 (2020 – $468).

Number of DSUs (in 000’s)

Balance, DSUs outstanding as at December 31, 2019	228

Granted	121

Converted into shares	(131)

Balance, DSUs outstanding as at December 31, 2020	218

Granted	24

Balance, DSUs outstanding as at December 31, 2021	242

Stock Options
No stock options were granted by the Company during the years ended December 31, 2021 and 2020. Stock options outstanding and exercisable as at December 31, 2021 are as follows:

Range of Exercise Prices CDN$	Number outstanding and exercisable as at December 31, 2021 (in 000’s)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (CDN$)

$4.55 - $5.00	579	0.5	4.92

$8.05 - $11.07	1,103	1.0	8.19

	1,682	0.8	7.06
A summary of changes to outstanding stock options is as follows:

	Number of Options (in 000’s)	Weighted Average Exercise Price, (CDN$)

Balance, stock options outstanding as at December 31, 2019	3,731	5.94

Exercised	(1,233)	(5.19)

Expired	(195)	(8.99)

Balance, stock options outstanding as at December 31, 2020	2,303	6.05

Exercised	(612)	(3.05)

Expired	(9)	(6.30)

Balance, stock options outstanding as at December 31, 2021	1,682	7.06
The weighted average share price at the time of exercise of stock options during the year ended December 31, 2021 was CDN$20.00 (2020 – CDN$12.57). During the year ended December 31, 2021, 310 (2020 – 481) stock options were exercised under the cashless exercise provision of the Plan, resulting in the issuance of 258 (2020 – 224) shares of the Company.
Performance Share Units (“PSUs”)
162 PSUs were granted by the Company during the year ended December 31, 2021 and none in 2020. All PSUs vest on the third anniversary of the grant date. As at December 31, 2021, there was $2,282 (2020 - $1,613) of total unamortized compensation cost relating to unvested PSUs. In 2021, 417 PSUs were converted to shares with multiplication ratio of 1.91. The PSUs are earned on the basis of total shareholder return relative to the return of the peer companies over four weighted performance periods: 20% in each of the first to third years of the performance period and 40% during the three-year period from the grant date.

The fair value of the PSUs is estimated on the date of grant using a valuation model based on Monte Carlo simulation with the following assumptions used for the grants made during the period:

January 4, 2021

Number of PSUs granted	162

Risk-free interest rate	0.17%

Dividend rate	0%

Annualized volatility	76.0%

Peer Group average volatility	72.2%

Estimated forfeiture rate	10.0%

Fair value per PSU granted	$19.72
During the year ended December 31, 2021, equity compensation expense related to PSUs of $2,572 was charged to operating expenses (2020 - $1,957).
A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000’s)

Balance, PSUs outstanding as at December 31, 2019	1,010

Cancelled	(11)

Balance, PSUs outstanding as at December 31, 2020	999

Granted	162

Converted	(417)

Balance, PSUs outstanding as at December 31, 2021	744